AMG Yacktman Global Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2025
	Shares	Value
Common Stocks - 79.6%
Communication Services - 13.8%
Bolloré SE (France)	2,600,000	$15,231,838
Fox Corp., Class B (United States)	70,000	3,689,700
News Corp., Class A (United States)	25,000	680,500
Reading International, Inc., Class A (United States)*	230,000	319,700
The Walt Disney Co. (United States)	5,000	493,500

Total Communication Services		20,415,238
Consumer Discretionary - 12.7%
Car Mate Manufacturing Co., Ltd. (Japan)	51,900	303,116
Continental AG (Germany)	8,000	564,159
Daewon San Up Co., Ltd. (South Korea)	160,000	786,917
HI-LEX Corp. (Japan)	680,000	7,198,648
Hyundai Home Shopping Network Corp. (South Korea)*	93,236	3,127,837
Hyundai Mobis Co., Ltd. (South Korea)	35,000	6,228,412
Rinnai Corp. (Japan)	24,000	554,406

Total Consumer Discretionary		18,763,495
Consumer Staples - 3.4%
Kenvue, Inc. (United States)	14,924	357,878
KT&G Corp. (South Korea)	40,000	2,751,269
Naked Wines PLC (United Kingdom)*	745,000	832,436
PepsiCo, Inc. (United States)	3,500	524,790
The Procter & Gamble Co. (United States)	3,500	596,470

Total Consumer Staples		5,062,843
Energy - 14.2%
Amplify Energy Corp. (United States)*	115,000	430,100
Canadian Natural Resources, Ltd. (Canada)	280,000	8,624,000
Mi Chang Oil Industrial Co., Ltd. (South Korea)	17,976	1,222,178
Total Energy Services, Inc. (Canada)	920,000	6,009,520
Unit Corp. (United States)	170,000	4,748,440

Total Energy		21,034,238
Financials - 0.4%
The Charles Schwab Corp. (United States)	8,000	626,240
Health Care - 2.8%
BML, Inc. (Japan)	120,000	2,424,799
Johnson & Johnson (United States)	4,000	663,360
Medipal Holdings Corp. (Japan)	70,000	1,092,182

Total Health Care		4,180,341
Industrials - 24.7%
Ajis Co., Ltd. (Japan)	60,000	977,665
Brenntag SE (Germany)	15,000	972,264
CB Industrial Product Holding Bhd (Malaysia)	10,384,000	2,574,062
	Shares	Value

Cie de L'Odet SE (France)	4,500	$6,870,580
KFC, Ltd. (Japan)	31,900	285,747
Komelon Corp. (South Korea)	120,000	790,864
Ocean Wilsons Holdings, Ltd. (Bermuda)	230,000	4,204,000
Parker Corp. (Japan)	172,500	923,786
Sam Yung Trading Co., Ltd. (South Korea)	180,000	1,617,690
Samsung C&T Corp. (South Korea)	86,000	6,869,299
Sekisui Jushi Corp. (Japan)	140,000	1,793,395
Shinwa Co., Ltd./Nagoya (Japan)	80,000	1,551,533
U-Haul Holding Co. (United States)*,1	4,000	261,440
U-Haul Holding Co., Non-Voting Shares (United States)	50,000	2,959,000
Yuasa Trading Co., Ltd. (Japan)	130,000	3,952,328

Total Industrials		36,603,653
Information Technology - 3.9%
CAC Holdings Corp. (Japan)	240,000	3,330,625
Hochiki Corp. (Japan)	90,000	1,523,267
INFOvine Co., Ltd. (South Korea)	20,000	400,613
Microsoft Corp. (United States)	1,300	488,007

Total Information Technology		5,742,512
Materials - 3.7%
KISCO Holdings Co., Ltd. (South Korea)	70,000	918,281
Kohsoku Corp. (Japan)	67,900	930,675
Nihon Parkerizing Co., Ltd. (Japan)	250,000	1,987,508
The Pack Corp. (Japan)	70,000	1,582,421

Total Materials		5,418,885

Total Common Stocks (Cost $99,209,401)		117,847,445
Preferred Stocks - 15.1%
Consumer Discretionary - 3.1%
Hyundai Motor Co., 8.430% (South Korea)	45,000	4,532,892
Consumer Staples - 4.3%
Amorepacific Corp., 3.110% (South Korea)	60,000	1,361,223
LG Household & Health Care Co., Ltd., 2.970% (South Korea)	60,000	4,970,151

Total Consumer Staples		6,331,374
Industrials - 0.5%
Sebang Co., Ltd., 4.090% (South Korea)	160,000	823,203
Information Technology - 7.2%
Samsung Electronics Co., Ltd., 2.390% (South Korea)	330,000	10,681,236

Total Preferred Stocks (Cost $26,456,270)		22,368,705

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Short-Term Investments - 4.3%
Joint Repurchase Agreements - 0.0%#,2
BNP Paribas SA, dated 03/31/25, due 04/01/25, 4.370% total to be received $32,681 (collateralized by various U.S. Treasuries, 0.000% - 1.875%, 07/31/27 - 02/15/45, totaling $33,331)	$32,677	$32,677

	Shares
Other Investment Companies - 4.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%[3]	6,289,243	6,289,243

Total Short-Term Investments (Cost $6,321,920)		6,321,920
Value

Total Investments - 99.0% (Cost $131,987,591)	$146,538,070
Other Assets, less Liabilities - 1.0%	1,530,514
Net Assets - 100.0%	$148,068,584

*	Non-income producing security.
#	Less than 0.05%.
[1]	Some of this security, amounting to $53,399 or less than 0.05% of net assets, was out on loan to various borrowers and is collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$17,846,747	$18,756,906	—	$36,603,653
Energy	19,812,060	1,222,178	—	21,034,238
Communication Services	5,183,400	15,231,838	—	20,415,238
Consumer Discretionary	303,116	18,460,379	—	18,763,495
Information Technology	488,007	5,254,505	—	5,742,512
Materials	—	5,418,885	—	5,418,885
Consumer Staples	2,311,574	2,751,269	—	5,062,843
Health Care	663,360	3,516,981	—	4,180,341
Financials	626,240	—	—	626,240
Preferred Stocks†	—	22,368,705	—	22,368,705
Short-Term Investments
Joint Repurchase Agreements	—	32,677	—	32,677
Other Investment Companies	6,289,243	—	—	6,289,243
Total Investments in Securities	$53,523,747	$93,014,323	—	$146,538,070

†	All preferred stocks held in the Fund are Level 2 securities. For a detailed breakout of preferred stocks by major industry classification, please refer to Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended March 31, 2025, there were no transfers in or out of Level 3.

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at March 31, 2025, was as follows:
Country	% of Long-Term Investments
Bermuda	3.0
Canada	10.4
France	15.8
Germany	1.1
Japan	21.7
Malaysia	1.8
South Korea	33.6
United Kingdom	0.6
United States	12.0
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$53,399	$32,677	$22,442	$55,119
The following table summarizes the securities received as collateral for securities lending at March 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.875%	04/30/25-05/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.